Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2023
Accruals And Deferred Income 1 [Abstract]
Summary of Changes in the Carrying Amount of Deferred income for government grants

Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Balance at beginning of year	12,242	12,754
Additions	2,757	1,204
Credit to profit or loss	(1,864)	(1,716)
Balance at end of year	13,135	12,242